BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 792,416
Prepaid expenses	343,839
Total Current Assets	1,136,255
Cash and marketable securities held in Trust Account	230,091,362
TOTAL ASSETS	231,227,617
Current liabilities
Current liabilities - accounts payable and accrued expenses	859,811
Warrant Liability	25,489,000
Deferred underwriting fee payable	8,050,000
Total Liabilities	34,398,811
Commitments
Class A ordinary shares subject to possible redemption, 19,182,880 shares at $10.00 per share redemption value	191,828,800
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	14,187,406
Accumulated deficit	(9,188,357)
Total Shareholders' Equity	5,000,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	231,227,617
Class A ordinary shares
Shareholders' Equity
Ordinary shares	382
Total Shareholders' Equity	382
Class B ordinary shares
Shareholders' Equity
Ordinary shares	$ 575